Convertible Debentures (Details Narrative) (10-K) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 19, 2018	Oct. 17, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt interest rate	1.90%
Debt maturity date	Sep. 30, 2018
Proceeds from debt		$ 4,210,322
Due diligence fees		789,678
Debt issuance cost		$ 789,678	$ 160,365	$ 361,110	$ 787,601
Debt effective interest rate	14.00%	21.40%
Debt instrument redemption description				The Company is required to make cash redemptions in the amounts of (i) $1,425,000 on March 1, 2018 and June 1, 2018, and (ii) $2,850,000 on September 1, 2018, plus accrued but unpaid interest, liquidated damages and any other amounts owed to the investor in respect of this convertible debenture on each quarterly redemption date.
Debt instrument conversion price				$ 0.01
Debt instrument redemption price percentage				90.00%
Fair value of common stock		$ 3.58
Debt instrument face amount	$ 114,000
Amortization of discount	$ 1,495
IPO [Member]
Debt instrument conversion price			$ 10.00	$ 10.00
Debt redeemable, percentage			120.00%	120.00%
Maximum percentage of outstanding principal of debenture in the event of IPO redemption				50.00%
Fair value of common stock			$ 3.58
IPO [Member] | Minimum [Member]
Debt instrument conversion price			$ 2.00	$ 1.00
First Year [Member]
Debt redeemable, percentage				110.00%
After First Twelve Months [Member]
Debt redeemable, percentage				120.00%
March 1, 2018 [Member]
Debt instrument redemption price				$ 1,425,000
June 1, 2018 [Member]
Debt instrument redemption price				1,425,000
September 1, 2018 [Member]
Debt instrument redemption price				2,850,000
2016 Convertible Debenture [Member]
Debt interest rate		8.00%
Debt maturity date		Sep. 01, 2018
Debentures One [Member]
Debt instrument face amount				3,784,230
Debentures Two [Member]
Debt instrument face amount				1,915,770
2016 Convertible Debenture [Member]
Interest expense				456,000	92,467
Amortization of debt discount				451,491	91,552
2016 Convertible Debenture [Member] | Class B Preferred Stock [Member]
Amortization of discount				$ 637,714	$ 129,314
Class B Convertible Preferred Stock [Member]
Debt conversion number of shares issued		84,375
Fair value of preferred stock		$ 541,772
Debt instrument conversion price		$ 3.58
Investor [Member]
Senior secured convertible debenture		$ 5,700,000
Debt original issue discount		700,000
Third Party [Member]
Debt issuance cost		$ 879,153